Financial risk management and fair values of financial instruments	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial risk management and fair values of financial instruments

43.	Financial risk management and fair values of financial instruments

a)	Financial instruments

(a)	Financial instruments by category

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Financial assets
Financial assets at fair value through profit or loss
Financial assets mandatorily measured at fair value through profit or loss	63,488	359,960
Financial assets at fair value through other comprehensive income
Designation of equity instruments	262,007	384,521
Financial assets at amortized cost
Cash and cash equivalents	4,113,651	5,906,176
Financial assets at amortized cost	254,801	66,778
Notes receivable	599	1,035
Accounts receivable	5,364,156	6,344,246
Other receivables	51,436	86,879
Refundable deposits	21,186	21,278

	10,131,324	13,170,873

Financial liabilities
Financial liabilities at amortized cost
Short-term bank loans	—	731,751
Notes payable	2,899	23
Accounts payable	966,821	1,012,391
Other payables	3,249,403	4,378,439
Long-term bank loans (including current portion)	7,733,565	9,413,365
Lease liabilities (including current portion)	870,495	851,251
Guarantee deposits	21,670	21,625

	12,844,853	16,408,845

(b)	Risk management policies

i)
The Group’s risk management objective is to manage the market risk, credit risk and liquidity risk related to its operating activities. The Group identifies, measures, and manages such risks by its policies and preferences.

ii)
The Group has established appropriate policies, procedures and internal controls for financial risk management. Before entering into significant financial transactions, a due approval process must be carried out by the Board of Directors based on related protocols and internal control procedures. The Group complies with its financial risk management policies at all times.

iii)
In order to minimize and manage financial risks, the Group’s overall risk management program focuses on analyzing, identifying, and evaluating financial risk factors that may potentially have adverse effects on the Group’s financial position, and provide feasible solutions to avoid those factors.

(c)	Significant financial risks and degrees of financial risks

i)	Market risk
The Group’s market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risks comprise foreign currency risk, interest rate risk, and other price risks.
In practice, the risk variable rarely changes individually, and the change of each risk variable is usually correlative. The following sensitivity analysis did not consider the interaction of each risk variable.
Foreign exchange risk

1.
The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a different currency from the Company’s and its subsidiaries’ functional currency) and the Group’s net investments in foreign operations.

2.
The Group applies natural hedges by using accounts receivable and accounts payable denominated in the same currency. However, this natural hedge does not concur with the requirement for hedge accounting. Furthermore, as net investments in foreign operations are for strategic purposes, they are not hedged by the Group.

3.
The Group’s foreign currency exposure gives rise to market risks associated with exchange rate movements against the NT dollar for cash and cash equivalents, accounts receivable, other receivables, bank loans, accounts payable and other payables.

4.
The Group’s businesses involve some
non-functional
currency operations. The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

	December 31, 2020
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	175,840	28.4800	5,007,923
JPY000	137,635	0.2763	38,029
RMB000	6,838	4.3770	29,930
Non-monetary items
JPY000	948,270	0.2763	262,007
RMB000	690,178	4.3770	3,020,908
Financial liabilities
Monetary items
US$000	26,410	28.4800	752,157
JPY000	1,538,241	0.2763	425,016

	December 31, 2021
	Foreign currency	Exchange rate	Carrying amount (NT$000)
(Foreign currency: functional currency)
Financial assets
Monetary items
US$000	188,143	27.6800	5,207,798
JPY000	141,523	0.2405	34,036
RMB000	4,944	4.3440	21,477
Non-monetary items
JPY000	1,598,839	0.2405	384,521
RMB000	827,811	4.3440	3,596,012
Financial liabilities
Monetary items
US$000	53,042	27.6800	1,468,203
JPY000	1,089,668	0.2405	262,005

5.
The total exchange losses, including realized and unrealized losses arising from significant foreign exchange variations on monetary items held by the Group for the years ended December 31, 2019, 2020 and 2021, amounted to NT$154,993 thousand, NT$355,255 thousand and NT$89,152 thousand, respectively.

6.	Analysis of foreign currency market risk arising from significant foreign exchange variations:

	Year ended December 31, 2019
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	282,365	—
JPY000	5%	3,682	—
RMB000	5%	1,334	—
Financial liabilities
Monetary items
US$000	5%	11,793	—
JPY000	5%	14,261	—

	Year ended December 31, 2020
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	250,396	—
JPY000	5%	1,901	—
RMB000	5%	1,497	—
Financial liabilities
Monetary items
US$000	5%	37,608	—
JPY000	5%	21,251	—

	Year ended December 31, 2021
	Sensitivity analysis
	Change in exchange rate	Effect on profit (loss) (NT$000)	Effect on other comprehensive income (NT$000)
Financial assets
Monetary items
US$000	5%	260,390	—
JPY000	5%	1,702	—
RMB000	5%	1,074	—
Financial liabilities
Monetary items
US$000	5%	73,410	—
JPY000	5%	13,103	—
Price risk

1.
The Group’s financial instruments, which are exposed to price risk, are the financial assets at fair value through profit or loss and financial assets at fair value through other comprehensive income. To manage its price risk arising from investments in financial instruments, the Group diversifies its portfolio. Diversification of the portfolio is in accordance with the limits set by the Group.

2.
The Group invests in beneficiary certificates and listed stocks issued by the domestic companies. The prices of equity securities would change due to change of the future value of investee companies. For the years ended December 31, 2019, 2020 and 2021, it is estimated that the prices of equity securities increase or decrease by 1%, with all other variables held constant, would increase or decrease the Group’s profit before income tax by nil, NT$531 thousand and NT$3,600 thousand, respectively.

3.
The Group’s investments in financial instruments comprise foreign unlisted stocks and partnership. The prices of financial instruments would change due to different valuation models and assumptions used. Analysis related to the effect on profit or other comprehensive income if these assumptions change is provided in Note 43 b) (g).

Interest rate risk on cash flow and fair value

1.
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s bank loans with floating interest rates. The Group manages its interest rate risk by having a balanced portfolio of fixed and variable rate bank loans. The Group reassesses the hedge management periodically to make sure it complies with the cost effectiveness.

2.	The sensitivity analysis depends on the exposure of interest rate risk at the end of the reporting period.

3.
Analysis of debt with floating interest rates is based on the assumption that the outstanding debt at the end of the reporting period is outstanding throughout the period. The degree of variation the Group used to report to internal management is increase or decrease of 1% in interest rates which is assessed as the reasonable degree of variation by the management.

4.
For the years ended December 31, 2019, 2020 and 2021, it is estimated that a general increase or decrease of 1% in interest rates, with all other variables held constant, would decrease or increase the Group’s profit before income tax approximately by NT$90,660 thousand, NT$78,150 thousand and NT$102,489 thousand, respectively, mainly due to the Group’s floating rate on bank loans.

ii)	Credit risk

1.
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss, mainly resulted from its operating activities (primarily notes and accounts receivable) and from its financing activities (primarily deposits with banks and financial instruments). The Group is exposed to credit risk arising from the carrying amount of the financial assets recognized in the consolidated statements of financial position.

2.
Each business unit performs ongoing credit evaluations of its debtors’ financial conditions according to the Group’s established policies, procedures and controls relating to customer credit risk management. The Group maintains an account for loss allowance based upon the available facts and circumstances, history of collection and write-off
experiences of all trade and other receivables which consequently minimize the Group’s exposure to bad debts.

3.
Credit risk from balances with banks and financial institutions is managed by the Group’s finance unit in accordance with the Group’s policies. Transaction counterparty of the Group is determined through its internal controls policy. For banks and financial institutions, only parties rated above BBB+ by Taiwan Ratings are accepted. The probability of counterparty default is remote, so there is no significant credit risk.

4.	The Group adopts the assumptions under IFRS 9 “Financial Instruments” and the default is deemed to have occurred when the contract payments are past due over 90 days.

5.
The Group categorized contract assets, accounts receivable and other receivables by characteristics of credit risk and applied the simplified approach using loss rate methodology to estimate expected credit loss.

6.
The Group referred to the forecastability of business monitoring indicators published by the ROC National Development Council to adjust the loss rate which is based on historical and current information when assessing the future default possibility of contract assets, accounts receivable and other receivables. As of December 31, 2020 and 2021 the loss rate methodologies are as follows:

	December 31, 2020
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.030%	0.030%	0.030%
Total carrying amount	389,133	5,365,776	51,446
Loss allowance	(117)	(1,620)	(10)

	December 31, 2021
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
Expected loss rate	0.030%	0.030%	0.030%
Total carrying amount	400,375	6,346,156	86,895
Loss allowance	(120)	(1,910)	(16)

7.	Under the simplified approach, movements in relation to loss allowance for contract assets, accounts receivable, and other receivables are as follows:

	2019
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(135)	(2,141)	(13)
Provision for impairment loss	—	—	(5)
Reversal of impairment loss	21	790	—

December 31	(114)	(1,351)	(18)

	2020
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(114)	(1,351)	(18)
Provision for impairment loss	(3)	(269)	—
Reversal of impairment loss	—	—	8

December 31	(117)	(1,620)	(10)

	2021
	Contract assets	Accounts receivable (including related parties)	Other receivables (including related parties)
	NT$000	NT$000	NT$000
January 1	(117)	(1,620)	(10)
Provision for impairment loss	(3)	(290)	(6)

December 31	(120)	(1,910)	(16)

8.
The Group’s recorded financial assets at amortized cost include time deposits with contract period over three months and restricted bank deposits. Because of the low credit risk, expected credit losses for the period are measured through a loss allowance at an amount equal to the
12-month
expected credit losses. There is no significant provision for the losses.

iii)	Liquidity risk

1.
The Group manages and maintains adequate cash and cash equivalents to finance the Group’s operations, and minimize the impact from cash flow fluctuations. The Group also monitors its debt financing plans to ensure it is in compliance with the financial covenants required under its loan agreements.

2.	The primary source of liquidity for the Group is from bank loans. See Notes 15 and 18 for details of the unused credit lines of the Group as of December 31, 2020 and 2021.

3.
The contractual undiscounted cash flows of notes payable, accounts payable and other payables due within one year and is equivalent to its carrying amount. Except for the aforementioned, the table below summarizes the maturity profile of the Group’s non-derivative
financial liabilities based on the earliest repayment dates and contractual undiscounted payments, including principal and interest. The Group does not consider the probability of early repayments requested by the banks.

	December 31, 2020
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Long-term bank loans	846,401	3,558,597	2,198,717	1,487,808	8,091,523
Lease liabilities	145,594	160,146	54,689	718,752	1,079,181
Guarantee deposits	—	—	—	21,670	21,670

	991,995	3,718,743	2,253,406	2,228,230	9,192,374

	December 31, 2021
	Within 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
Non-derivative financial liabilities
Short-term bank loans	733,523	—	—	—	733,523
Long-term bank loans	114,953	2,817,662	4,568,521	2,265,350	9,766,486
Lease liabilities	182,186	119,748	54,113	691,764	1,047,811
Guarantee deposits	—	—	—	21,625	21,625

	1,030,662	2,937,410	4,622,634	2,978,739	11,569,445

The difference between the floating interest rates and estimated interest rates will affect the non-derivative
financial liabilities stated above.

b)	Fair value information

(a)	The different levels of inputs used in valuation techniques to measure fair value of financial and non-financial instruments are defined as follows:

Level 1:	Quoted prices (unadjusted) in active markets for identical assets or liabilities that can be accessed at the measurement date. An active market is a market in which trading for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Inputs other than quoted prices from Level 1 that are observable information for the asset or liability, either directly or indirectly.

Level 3:	Unobservable inputs for the asset or liability. The fair value of the Group’s investment in equity investment without active market is included in Level 3.

(b)
The carrying amounts of cash and cash equivalents, financial assets at amortized cost, contract assets, notes receivable, accounts receivable, other receivables, refundable deposits, bank loans, notes payable, accounts payable, other payables, lease liabilities and guarantee deposits are approximate to their fair values.

(c)	The related information of financial and non-financial instruments measured at fair value by level based on the nature, characteristics and risks of the assets and liabilities are as follows:

i)	The related information of natures of the assets and liabilities are as follows:

	December 31, 2020
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	53,120	—	—	53,120
- Foreign partnership interests	—	—	10,368	10,368
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	262,007	262,007

	53,120	—	272,375	325,495

	December 31, 2021
	Level 1	Level 2	Level 3	Total
	NT$000	NT$000	NT$000	NT$000
Assets
Recurring fair value measurements
Financial assets at fair value through profit or loss
- Listed stocks	359,960	—	—	359,960
Financial assets at fair value through other comprehensive income
- Foreign unlisted stocks	—	—	384,521	384,521

	359,960	—	384,521	744,481

ii)	The methods and assumptions the Group used to measure fair value are as follows:

1.	The fair value of the Group’s listed stocks is measured by using the market quoted prices, which is categorized within Level 1 fair value.

2.
Except for listed stocks with active markets, the fair value of the Group’s other financial instruments is measured by using valuation techniques or by reference to counterparty quotes. The fair value of financial instruments measured by using valuation techniques can be referred to current fair value of instruments with similar terms and characteristics in substance, discounted cash flow method or other valuation methods, including calculated by applying model using market information available at the consolidated statement of financial position date.

3.
The Group’s financial instruments issued by foreign partnerships are measured by using the discounted cash flow method, which derives present value estimates by discounting expected future operating effectiveness and free cash flows projections.

4.	The Group’s financial instruments issued by foreign companies are measured by the comparable company valuation (EV/EBITDA ratio and P/B ratio).

5.
The Group takes into account adjustments for credit risks to measure the fair value of financial and non-financial
instruments to reflect credit risk of the counterparty and the Group’s credit quality.

(d)	The following table shows the movements of Level 3 for the years ended December 31, 2020 and 2021:

	December 31, 2020
	Debt instruments	Equity instruments	Total
	NT$000	NT$000	NT$000
January 1	11,038	121,808	132,846
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(670)	—	(670)
Gains or losses recognized in other comprehensive income
Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	—	140,199	140,199

December 31	10,368	262,007	272,375

	December 31, 2021
	Debt instruments	Equity instruments	Total
	NT$000	NT$000	NT$000
January 1	10,368	262,007	272,375
Gains or losses recognized in profit or loss
Recorded as non-operating expenses	(941)	—	(941)
Gains or losses recognized in other comprehensive income
Recorded as unrealized gains on valuation of financial assets at fair value through other comprehensive income	—	122,514	122,514
Sold in the period	(9,427)	—	(9,427)

December 31	—	384,521	384,521

(e)
The Group performs the fair value measurements being categorized within Level 3 with assistance from specialist. Such assessment is to ensure the valuation results are reasonable by applying independent information to make results close to current market conditions, confirming the resource of information is independent, reliable and in line with other resources and represented as the exercisable price, and frequently calibrating valuation model, updating inputs used to the valuation model and making any other necessary adjustments to the fair value.

(f)	The following is the qualitative information and sensitivity analysis of changes in significant unobservable inputs under valuation model used in Level 3 fair value measurement:

	Fair value as of December 31, 2020	Valuation technique	Significant unobservable input	Range (weighted average method)	Relationship of inputs to fair value
	NT$000
Non-derivative debt instrument:
Foreign partnership interests	10,368	Discounted cash flow	Discount rate	0.30%	The lower the discount rate, the higher the fair value
Non-derivative equity instrument:
Foreign unlisted stocks	262,007	Comparable companies	Price to book ratio multiple	1.97	The higher the multiple, the higher the fair value
			Enterprise value to EBITDA multiple	12.00	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

	Fair value as of December 31, 2021	Valuation technique	Significant unobservable input	Range (weighted average method)	Relationship of inputs to fair value
	NT$000
Non-derivative equity instrument:
Foreign unlisted stocks	384,521	Comparable companies	Price to book ratio multiple	3.46	The higher the multiple, the higher the fair value
			Enterprise value to EBITDA multiple	9.43	The higher the multiple, the higher the fair value
			Discount for lack of marketability	15.80%	The higher the discount for lack of marketability, the lower the fair value

(g)
The Group has carefully assessed the valuation models and assumptions used to measure fair value. However, use of different valuation models or assumptions may result in different measurement. The following is the effect of profit or loss or of other comprehensive income from financial assets categorized within Level 3 if the inputs used to valuation models have changed:

			December 31, 2020
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign partnership interests	Discount rate	Note	—	—	—	—
Foreign unlisted stocks	Price to book ratio multiple	± 1%	—	—	30	30
	Enterprise value to EBITDA multiple	± 1%	—	—	2,153	2,153
	Discount for lack of marketability	± 1%	—	—	3,142	3,084

			—	—	5,325	5,267

Note:	Based on the Group’s assessment, change in input would not have significant impact on profit or loss or other comprehensive income.

			December 31, 2021
			Recognized in profit or loss		Recognized in other comprehensive income
	Input	Change	Favorable change	Unfavorable change	Favorable change	Unfavorable change
			NT$000	NT$000	NT$000	NT$000
Financial assets:
Foreign unlisted stocks	Price to book ratio multiple	±1%	—	—	46	46
	Enterprise value to EBITDA multiple	±1%	—	—	3,443	3,443
	Discount for lack of marketability	±1%	—	—	4,585	4,585

			—	—	8,074	8,074

c)	Other matter
In response to the
COVID-19
pandemic, besides complying with the reporting guidelines and prevention management measures issued by the Taiwan Centers for Disease Control, the Group has also drawn up an epidemic preparedness and contingency plan and set up a response team, taking appropriate actions on pandemic protections as well as establishing epidemic prevention and response mechanism based on the pandemic situation to ensure employees’ health and the normal operation of production lines. Meanwhile, the Group maintains sufficient stock of main raw materials required for production. To reduce the risk of raw materials disruption, the Group takes the proper preventive plan based on the pandemic situation in the suppliers’ region, including increase safety stock or establish a second supply source. In summary, the Group has proactively adopted corresponding measures and continued to manage relevant matters. Based on the Group’s assessment, the
COVID-19
pandemic has no significant impact on the Group.